Via Electronic Filing

February 28, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  	Division of Investment Management

	Re: 	Mercury Large Cap Series Funds, Inc.
		Post-Effective Amendment No. 4 to the
		Registration Statement on Form N-1A
		(Securities Act File No. 333-91227
		Investment Company Act file No. 811-09697)

Ladies and Gentlemen:

	Pursuant to Rule 497 (j) under
the Securities Act of 1933, as amended
(the "1933 Act"), Mercury Large Cap Series
 Funds, Inc.,  (the "Funds") hereby certify that:

1. the form of prospectus and statement
 of additional information that would have been filed pursuant to Rule 497 (c) under the 1933
 Act would not have differed from that contained in Post-Effective Amendment No. 4, the most recent amendment to the Funds' Registration
Statement on Form N-1A; and
2. the text of Post-Effective Amendment
 No. 4 to the Funds' Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on
February 28,  2003.
Very truly yours,

Mercury Large Cap Series Funds, Inc.


By: /s/	Susan B. Baker
	Secretary